Intangible assets (Details) - Schedule of intangible assets - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets (Details) - Schedule of intangible assets [Line Items]
At cost, Beginning Balance		SFr 9,115,410
At cost, Exchange differences	SFr 168	(3,654)
At cost, Additions	1,975,784	6,733,050
At cost, Ending Balance	17,820,758	15,844,806
Accumulated amortization and impairment losses, Beginning Balance	(1,529,929)
Accumulated amortization and impairment losses, Impairment	(12,397,148)	(1,529,929)
Accumulated amortization and impairment losses, Ending Balance	(13,927,077)	(1,529,929)
Net book value	3,893,681	14,314,877
Licenses [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
At cost, Beginning Balance		1,482,520
At cost, Exchange differences
At cost, Additions		3,893,681
At cost, Ending Balance	5,376,201	5,376,201
Accumulated amortization and impairment losses, Beginning Balance	(1,482,520)
Accumulated amortization and impairment losses, Impairment		(1,482,520)
Accumulated amortization and impairment losses, Ending Balance	(1,482,520)	(1,482,520)
Net book value	3,893,681	3,893,681
IP & Data rights [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
At cost, Beginning Balance		193,989
At cost, Exchange differences
At cost, Additions
At cost, Ending Balance	193,989	193,989
Accumulated amortization and impairment losses, Beginning Balance	(47,409)
Accumulated amortization and impairment losses, Impairment	(146,580)	(47,409)
Accumulated amortization and impairment losses, Ending Balance	(193,989)	(47,409)
Net book value		146,580
Patents [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
At cost, Beginning Balance		417,216
At cost, Exchange differences
At cost, Additions	275,281	55,938
At cost, Ending Balance	748,435	473,154
Accumulated amortization and impairment losses, Beginning Balance
Accumulated amortization and impairment losses, Impairment	(748,435)
Accumulated amortization and impairment losses, Ending Balance	(748,435)
Net book value		473,154
Internally generated [Member]
Intangible assets (Details) - Schedule of intangible assets [Line Items]
At cost, Beginning Balance		7,021,685
At cost, Exchange differences	168	(3,654)
At cost, Additions	1,700,503	2,783,431
At cost, Ending Balance	11,502,133	9,801,462
Accumulated amortization and impairment losses, Beginning Balance
Accumulated amortization and impairment losses, Impairment	(11,502,133)
Accumulated amortization and impairment losses, Ending Balance	(11,502,133)
Net book value		SFr 9,801,462